                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-1629

                       RIVERSOURCE DIMENSIONS SERIES, INC.
               (Exact name of registrant as specified in charter)

        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices)(Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 10/31

                               PORTFOLIO HOLDINGS

                                      FOR

                  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND

                                AT OCT. 31, 2007

INVESTMENTS IN SECURITIES

OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.1%)
ISSUER                                            SHARES                    VALUE(a)
AEROSPACE & DEFENSE (2.3%)
AAR                                                    1,619(b)              $51,889
American Woodmark                                      2,700                  68,472
Ceradyne                                               2,578(b)              176,362
Cubic                                                  1,365                  61,425
Curtiss-Wright                                         2,298                 129,354
EDO                                                    1,560                  90,480
Esterline Technologies                                 1,681(b)               92,085
Ladish                                                 3,582(b)              164,378
Triumph Group                                          1,807                 143,873
                                                                     ---------------
Total                                                                        978,318
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.8%)
ABX Air                                               14,386(b)               90,920
Atlas Air Worldwide Holdings                           2,127(b)              124,620
Park-Ohio Holdings                                     4,988(b)              119,064
                                                                     ---------------
Total                                                                        334,604
------------------------------------------------------------------------------------

AIRLINES (1.9%)
Alaska Air Group                                      12,301(b)              312,445
ExpressJet Holdings                                   13,333(b)               44,266
SkyWest                                               16,425                 448,238
                                                                     ---------------
Total                                                                        804,949
------------------------------------------------------------------------------------

AUTO COMPONENTS (3.0%)
Aftermarket Technology                                 5,043(b)              174,084
American Axle & Mfg Holdings                           5,307                 145,730
ArvinMeritor                                          14,616                 216,755
Cooper Tire & Rubber                                   3,693                  82,280
Exide Technologies                                     3,662(b)               30,578
Lear                                                   2,854(b)              101,403
Modine Mfg                                             8,428                 196,035
Standard Motor Products                                7,371                  61,622
Superior Inds Intl                                     1,858                  37,550
Tenneco                                                5,656(b)              173,130
Visteon                                                7,633(b)               48,470
                                                                     ---------------
Total                                                                      1,267,637
------------------------------------------------------------------------------------

BEVERAGES (0.4%)
Boston Beer Cl A                                       1,182(b)               61,760
Central European Distribution                          1,781(b)               94,713
                                                                     ---------------
Total                                                                        156,473
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

BIOTECHNOLOGY (0.4%)
Immunomedics                                          22,155(b)              $50,957
Isis Pharmaceuticals                                   5,553(b)               97,843
                                                                     ---------------
Total                                                                        148,800
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.7%)
Ameron Intl                                            1,176                 126,855
Gibraltar Inds                                         2,132                  38,419
Insteel Inds                                           1,811                  21,008
Universal Forest Products                              3,172                 113,589
                                                                     ---------------
Total                                                                        299,871
------------------------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
Apollo Investment                                      9,882                 205,547
Capital Southwest                                        232(d)               28,341
Cowen Group                                            3,993(b)               48,475
Evercore Partners Cl A                                 1,442                  37,391
Knight Capital Group Cl A                              7,928(b)              106,314
MCG Capital                                            7,447                 104,332
MVC Capital                                            2,993                  51,061
Piper Jaffray Companies                                  651(b)               33,461
SWS Group                                              9,559                 181,525
                                                                     ---------------
Total                                                                        796,447
------------------------------------------------------------------------------------

CHEMICALS (4.2%)
Arch Chemicals                                         1,381                  63,001
Calgon Carbon                                          9,669(b)              144,068
CF Inds Holdings                                       3,383                 297,366
Georgia Gulf                                           5,337(d)               64,578
Innospec                                               5,052(c)              107,557
Koppers Holdings                                       2,015                  90,272
Olin                                                  14,946                 340,469
PolyOne                                               20,728(b)              165,617
Rockwood Holdings                                      4,553(b)              177,977
Tronox Cl B                                            3,361                  27,661
WR Grace & Co                                          9,745(b)              288,452
                                                                     ---------------
Total                                                                      1,767,018
------------------------------------------------------------------------------------

COMMERCIAL BANKS (7.2%)
BancFirst                                              4,454                 202,390
Capitol Bancorp                                        7,257                 153,848
Chemical Financial                                     7,370                 184,250

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)
COMMERCIAL BANKS (CONT.)
City Bank                                              1,166                 $27,926
Community Bank System                                  1,043                  21,809
Community Trust Bancorp                                5,882                 171,460
Farmers Capital Bank                                   3,336                 100,080
First BanCorp                                         38,174(c)              335,548
FirstMerit                                             8,256                 175,027
Glacier Bancorp                                        3,678                  74,811
MainSource Financial Group                            11,339                 190,609
Omega Financial                                          750                  20,513
Renasant                                                 951                  22,111
Security Bank                                          1,629                  16,974
Simmons First Natl Cl A                                3,875                 104,780
Sterling Financial                                    10,888                 199,795
Susquehanna Bancshares                                 4,993                 100,709
Taylor Capital Group                                   7,426                 192,036
Trustmark                                              7,144(d)              192,817
UMB Financial                                          4,743                 199,206
Umpqua Holdings                                        9,459                 160,141
Univest Corp of Pennsylvania                             852                  18,642
W Holding                                             86,156(c)              180,928
                                                                     ---------------
Total                                                                      3,046,410
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.5%)
ABM Inds                                               3,501                  82,344
AMREP                                                  1,299                  48,557
CDI                                                    1,784                  49,167
Deluxe                                                 1,283                  51,756
Exponent                                               6,489(b)              196,032
GeoEye                                                 2,951(b)               92,396
Heidrick & Struggles Intl                              1,858                  80,303
Kelly Services Cl A                                    2,904                  61,071
PHH                                                    3,814(b)               85,281
Pike Electric                                          2,486(b)               48,974
Spherion                                               6,173(b)               53,829
Tetra Tech                                             6,580(b)              153,643
Volt Information Sciences                              2,388(b)               37,133
                                                                     ---------------
Total                                                                      1,040,486
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

COMMUNICATIONS EQUIPMENT (1.7%)
Andrew                                                 6,072(b)              $89,016
ARRIS Group                                           13,724(b)              157,826
Dycom Inds                                             4,985(b)              140,826
Extreme Networks                                       8,243(b)               36,104
Foundry Networks                                       7,898(b)              166,964
Loral Space & Communications                           1,769(b)               71,432
Plantronics                                            1,721                  47,069
                                                                     ---------------
Total                                                                        709,237
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.4%)
Adaptec                                               22,417(b)               79,132
Imation                                                4,278                  95,314
Immersion                                              7,010(b)              113,492
Palm                                                  14,208                 128,156
Quantum                                               40,064(b)              160,256
                                                                     ---------------
Total                                                                        576,350
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
EMCOR Group                                            4,510(b)              155,279
Perini                                                 2,648(b)              151,863
                                                                     ---------------
Total                                                                        307,142
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Headwaters                                            10,089(b)              144,777
Texas Inds                                               333                  24,329
U.S. Concrete                                         11,336(b)               56,227
                                                                     ---------------
Total                                                                        225,333
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
Cash America Intl                                      3,489                 136,071
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.5%)
Rock-Tenn Cl A                                         1,661                  48,435
Silgan Holdings                                        3,106                 169,494
                                                                     ---------------
Total                                                                        217,929
------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Building Materials Holding                            10,447                  82,113
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
INVESTools                                             3,499(b)               51,050
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Ampal-American Israel Cl A                             4,306(b,c)             29,625
Primus Guaranty                                       10,274(b,c)             94,110
Star Maritime Acquisition                              2,206(b)               32,583
                                                                     ---------------
Total                                                                        156,318
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
Golden Telecom                                         3,114(c)              322,144
Time Warner Telecom Cl A                               3,152(b,d)             73,252
                                                                     ---------------
Total                                                                        395,396
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.9%)
Central Vermont Public Service                         6,868                 218,265
Portland General Electric                              3,634                 102,297
Westar Energy                                          1,916                  51,004
                                                                     ---------------
Total                                                                        371,566
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

ELECTRICAL EQUIPMENT (1.3%)
Acuity Brands                                          2,344                $112,043
Encore Wire                                            7,767                 163,107
GrafTech Intl                                          8,822(b)              166,735
Lamson & Sessions                                      1,773(b)               48,297
Superior Essex                                         2,279(b)               75,777
                                                                     ---------------
Total                                                                        565,959
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.9%)
Agilysys                                               4,822                  83,421
Anixter Intl                                           1,970(b)              141,545
Benchmark Electronics                                  8,950(b)              183,565
Brightpoint                                            5,784(b)               93,701
Insight Enterprises                                    5,122(b)              141,572
L-1 Identity Solutions                                 2,819(b)               52,349
Methode Electronics                                    4,543                  56,969
OSI Systems                                            2,080(b)               52,062
Plexus                                                 7,528(b)              194,222
Rofin-Sinar Technologies                               1,807(b)              142,066
SYNNEX                                                 3,552(b)               79,458
                                                                     ---------------
Total                                                                      1,220,930
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.2%)
BASiC Energy Services                                  2,870(b)               56,797
Bristow Group                                          2,245(b)              112,003
Bronco Drilling                                        4,773(b)               64,913
Dawson Geophysical                                     2,182(b)              174,145
Exterran Holdings                                        739(b)               62,224
Grey Wolf                                             51,744(b)              291,319
GulfMark Offshore                                      3,516(b)              163,775
Hornbeck Offshore Services                               966(b)               37,771
Oil States Intl                                        7,699(b)              332,520
Parker Drilling                                       12,843(b)              108,395
Pioneer Drilling                                      13,982(b)              170,301
T-3 Energy Services                                    1,485(b)               70,567
Trico Marine Services                                  2,463(b)               79,924
Union Drilling                                         3,347(b)               44,616
                                                                     ---------------
Total                                                                      1,769,270
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.1%)
Andersons                                              3,155                 156,646
Great Atlantic & Pacific Tea                           5,729(b)              185,447
Ingles Markets Cl A                                    2,312                  64,158
Nash Finch                                             4,430                 165,903
PriceSmart                                             1,621                  46,101
Ruddick                                                3,902                 132,668
Spartan Stores                                         4,172                  92,744
Village Super Market Cl A                                806                  44,000
Weis Markets                                             231                  10,139
                                                                     ---------------
Total                                                                        897,806
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Cal-Maine Foods                                        7,535                 180,388
Chiquita Brands Intl                                   1,712(b)               32,100
Fresh Del Monte Produce                                1,859(c)               67,445
Imperial Sugar                                         3,311                  85,391
Pilgrim's Pride                                          896                  26,611
Seaboard                                                 128                 208,895
                                                                     ---------------
Total                                                                        600,830
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

GAS UTILITIES (0.6%)
EnergySouth                                            1,211                 $68,058
Nicor                                                  1,840                  79,617
South Jersey Inds                                      1,324                  49,729
WGL Holdings                                           1,241                  42,095
                                                                     ---------------
Total                                                                        239,499
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Inverness Medical Innovations                          1,108(b)               66,580
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.2%)
AMERIGROUP                                             5,347(b)              187,145
Apria Healthcare Group                                 2,934(b)               70,915
Capital Senior Living                                  2,816(b)               25,175
Chemed                                                 2,662                 152,586
Emeritus                                               2,393(b)               78,969
HealthSpring                                           2,331(b)               48,951
Kindred Healthcare                                     9,294(b)              197,404
Magellan Health Services                                 896(b)               37,722
Molina Healthcare                                      3,040(b)              115,854
                                                                     ---------------
Total                                                                        914,721
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Bob Evans Farms                                        3,264                  91,979
Jack in the Box                                        2,318(b)               72,716
O'Charley's                                            4,974                  79,733
                                                                     ---------------
Total                                                                        244,428
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.5%)
Avatar Holdings                                        1,620(b)               75,411
Beazer Homes USA                                      11,104                 124,698
Brookfield Homes                                       1,581                  23,762
CSS Inds                                                 778                  30,809
Furniture Brands Intl                                  9,020                 108,691
Hooker Furniture                                       6,208                 133,720
Hovnanian Enterprises Cl A                             5,816(b)               66,128
Kimball Intl Cl B                                      2,935                  39,124
M/I Homes                                              1,703                  28,270
Meritage Homes                                         7,928(b)              127,562
Standard-Pacific                                      16,361                  78,533
Tupperware Brands                                      5,380                 194,217
                                                                     ---------------
Total                                                                      1,030,925
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Tredegar                                               6,617                 115,268
------------------------------------------------------------------------------------

INSURANCE (10.9%)
American Physicians Capital                            2,483                 108,159
Aspen Insurance Holdings                              26,612(c)              728,105
Commerce Group                                        13,127                 479,004
Employers Holdings                                     5,955                 114,098
Infinity Property & Casualty                           1,222                  49,149
IPC Holdings                                          13,077(c)              391,133
LandAmerica Financial Group                            6,822                 189,583
Max Capital Group                                     10,313(c)              291,755
Montpelier Re Holdings                                17,133(c)              306,681
Natl Western Life Insurance Cl A                         369                  80,176
Odyssey Re Holdings                                    6,349                 236,056
Platinum Underwriters Holdings                        10,769(c)              387,684

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)
INSURANCE (CONT.)
Presidential Life                                      6,153(d)             $108,354
Safety Insurance Group                                 4,931                 177,319
Selective Insurance Group                             15,073                 366,425
Stewart Information Services                           5,163                 149,727
Zenith Natl Insurance                                  9,605                 385,929
                                                                     ---------------
Total                                                                      4,549,337
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.4%)
Gaiam Cl A                                             3,237(b)               75,260
Systemax                                               4,497                 105,230
                                                                     ---------------
Total                                                                        180,490
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.5%)
CMGI                                                 103,094(b)              145,363
EarthLink                                             18,572(b)              146,904
InfoSpace                                              2,266                  43,802
RealNetworks                                          19,066(b)              138,419
S1                                                    10,052(b)               84,638
United Online                                          3,070                  54,032
                                                                     ---------------
Total                                                                        613,158
------------------------------------------------------------------------------------

IT SERVICES (1.5%)
Authorize.Net Holdings                                 8,758(b)              204,674
Perot Systems Cl A                                     6,208(b)               90,637
Safeguard Scientifics                                 22,677(b)               53,291
SAIC                                                  14,732(b)              290,368
                                                                     ---------------
Total                                                                        638,970
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.7%)
Arctic Cat                                             3,338                  48,134
JAKKS Pacific                                          8,259(b)              218,863
MarineMax                                              3,266(b)               46,508
                                                                     ---------------
Total                                                                        313,505
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Bio-Rad Laboratories Cl A                                646(b)               62,391
------------------------------------------------------------------------------------

MACHINERY (4.9%)
Ampco-Pittsburgh                                       2,315                  92,785
Barnes Group                                           5,567                 204,476
Blount Intl                                            2,839(b)               34,721
Briggs & Stratton                                      1,096                  24,671
Cascade                                                2,116                 133,266
CIRCOR Intl                                            1,832                  92,021
Columbus McKinnon                                      3,542(b)              117,524
Commercial Vehicle Group                               4,917(b)               67,019
FreightCar America                                     3,494                 150,941
Hardinge                                               4,968                 160,615
Kaydon                                                 2,557                 137,541
LB Foster Cl A                                         3,904(b)              168,067
Miller Inds                                            8,759(b)              127,093
Mueller Inds                                           4,815(d)              173,147
NACCO Inds Cl A                                          861                  89,191
Robbins & Myers                                        1,253                  90,592
Tennant                                                3,861                 182,085
Wabash Natl                                            3,475                  35,271
                                                                     ---------------
Total                                                                      2,081,026
------------------------------------------------------------------------------------

MARINE (2.2%)
Eagle Bulk Shipping                                    4,999                 170,416
Genco Shipping & Trading                               4,941                 355,208
TBS Intl Series A                                      6,167(b,c)            387,535
                                                                     ---------------
Total                                                                        913,159
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

MEDIA (1.6%)
Charter Communications Cl A                           18,169(b)              $37,610
DG FastChannel                                         6,620(b)              162,786
Gemstar-TV Guide Intl                                 13,033(b)               89,797
Harris Interactive                                     5,411(b)               24,945
Interactive Data                                         789                  25,358
Knology                                                9,516(b)              159,774
LIN TV Cl A                                            3,588(b)               52,277
Nexstar Broadcasting Group Cl A                        9,614(b)               90,660
Sinclair Broadcast Group Cl A                          4,172                  50,231
                                                                     ---------------
Total                                                                        693,438
------------------------------------------------------------------------------------

METALS & MINING (4.1%)
AM Castle & Co                                         3,318                  99,872
AMCOL Intl                                             2,907                 117,268
Century Aluminum                                       3,325(b)              193,482
Metal Management                                       6,231                 327,564
Olympic Steel                                          6,357                 165,473
Quanex                                                 9,021                 371,574
Schnitzer Steel Inds Cl A                              4,211                 278,221
Worthington Inds                                       7,449                 186,225
                                                                     ---------------
Total                                                                      1,739,679
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Bon-Ton Stores                                         2,123                  37,577
Fred's Cl A                                            8,050                  85,330
                                                                     ---------------
Total                                                                        122,907
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
NorthWestern                                           2,756                  76,010
PNM Resources                                          1,300                  32,513
                                                                     ---------------
Total                                                                        108,523
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.1%)
Berry Petroleum Cl A                                   1,228                  59,828
Brigham Exploration                                    7,653(b)               56,403
Callon Petroleum                                       4,357(b)               63,525
General Maritime                                       6,595                 185,847
Golar LNG                                              5,708(c)              148,408
Meridian Resource                                     20,127(b)               50,921
Petrohawk Energy                                       8,269(b)              152,977
Stone Energy                                           4,221(b)              188,172
Swift Energy                                           7,309(b)              346,666
USEC                                                  20,945(b)              184,316
Whiting Petroleum                                      5,706(b)              308,466
                                                                     ---------------
Total                                                                      1,745,529
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                                   7,965(b)              142,733
Schweitzer-Mauduit Intl                                  990                  27,740
                                                                     ---------------
Total                                                                        170,473
------------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Par Pharmaceutical Companies                           3,371(b)               62,161
Perrigo                                                3,837                  90,976
                                                                     ---------------
Total                                                                        153,137
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.7%)
Annaly Capital Management                             10,656                 182,111
Capital Trust Cl A                                     2,651                  89,392

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (CONT.)
Crystal River Capital                                  4,784                 $69,607
Deerfield Triarc Capital                              15,717                 150,097
FelCor Lodging Trust                                   7,900                 165,426
Kite Realty Group Trust                                5,156                  93,427
Medical Properties Trust                               5,082                  66,727
Nationwide Health Properties                           3,968                 123,881
Redwood Trust                                          2,266                  59,709
Senior Housing Properties Trust                        3,794                  85,061
Thornburg Mtge                                         6,109                  64,145
                                                                     ---------------
Total                                                                      1,149,583
------------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Arkansas Best                                          6,552                 179,852
Saia                                                   3,835(b)               54,035
Werner Enterprises                                     7,184                 136,640
                                                                     ---------------
Total                                                                        370,527
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
MKS Instruments                                        8,165(b)              163,953
OmniVision Technologies                                8,893(b)              196,981
Silicon Storage Technology                            17,204(b,d)             57,117
Standard Microsystems                                  1,281(b)               49,959
Ultra Clean Holdings                                   1,936(b)               24,858
Zoran                                                  2,214(b)               56,457
                                                                     ---------------
Total                                                                        549,325
------------------------------------------------------------------------------------

SOFTWARE (0.6%)
i2 Technologies                                        1,812(b)               30,732
Lawson Software                                        8,052(b)               90,907
Pegasystems                                            9,622                 112,673
                                                                     ---------------
Total                                                                        234,312
------------------------------------------------------------------------------------

SPECIALTY RETAIL (5.3%)
Asbury Automotive Group                               10,056                 184,326
Blockbuster Cl A                                      42,737(b)              224,796
Books-A-Million                                        1,585                  21,223
Borders Group                                          9,885                 152,427
Charming Shoppes                                      15,618(b)              115,886
Collective Brands                                      2,187(b)               40,438
Conn's                                                 6,515(b)              166,589
Finish Line Cl A                                      13,512                  50,670
Gander Mountain                                       13,484(b)               68,768
Genesco                                                1,980(b)               91,476
Group 1 Automotive                                     4,545                 141,122
Haverty Furniture Companies                            4,131                  35,114
Hot Topic                                              4,901(b)               37,542
Lithia Motors Cl A                                     3,831                  65,050
Pep Boys - Manny, Moe & Jack                           2,801                  41,203
Rent-A-Center                                         13,027(b)              208,432
Shoe Carnival                                          2,763(b)               44,153
Sonic Automotive Cl A                                  8,562                 216,275
Stage Stores                                           8,134                 152,594
Stein Mart                                             3,582                  23,534
Talbots                                                2,271                  33,406
Zale                                                   6,388(b)              134,659
                                                                     ---------------
Total                                                                      2,249,683
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Kellwood                                               1,203                 $19,934
Perry Ellis Intl                                       3,306(b)               76,699
Warnaco Group                                          1,125(b)               45,776
                                                                     ---------------
Total                                                                        142,409
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.1%)
BankUnited Financial Cl A                              4,149                  35,806
Corus Bankshares                                      12,404                 136,692
Downey Financial                                       1,885                  76,776
Fremont General                                       21,283                  58,954
Imperial Capital Bancorp                               1,061                  22,907
K-Fed Bancorp                                          4,489                  57,549
Ocwen Financial                                        6,989(b)               52,138
Triad Guaranty                                         4,020(b)               32,401
                                                                     ---------------
Total                                                                        473,223
------------------------------------------------------------------------------------

TOBACCO (0.2%)
Universal                                              1,392                  67,846
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

TRADING COMPANIES & DISTRIBUTORS (1.4%)
Kaman                                                  5,899                $222,451
Rush Enterprises Cl A                                  8,743(b)              148,194
UAP Holding                                            5,117                 162,874
Watsco                                                   967                  40,266
                                                                     ---------------
Total                                                                        573,785
------------------------------------------------------------------------------------

WATER UTILITIES (0.2%)
SJW                                                    2,245                  78,418
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Rural Cellular Cl A                                    3,398(b)              150,769
USA Mobility                                           3,106(b)               48,578
                                                                     ---------------
Total                                                                        199,347
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $44,353,032)                                                      $41,709,914
------------------------------------------------------------------------------------

MONEY MARKET FUND (2.0%)
                                                  SHARES                    VALUE(a)
RiverSource Short-Term Cash Fund                     848,568(e)             $848,568
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $848,568)                                                            $848,568
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $45,201,600)(f)                                                   $42,558,482
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2007, the value of foreign securities represented 9.0% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
Mini Russell 2000 Index, Dec. 2007                                       2

(e) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $45,202,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $2,965,000
Unrealized depreciation                                               (5,609,000)
--------------------------------------------------------------------------------
Net unrealized depreciation                                          $(2,644,000)
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

             RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND

                                AT OCT. 31, 2007

INVESTMENTS IN SECURITIES

OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.6%)
ISSUER                                            SHARES                    VALUE(a)
AEROSPACE & DEFENSE (0.7%)
BE Aerospace                                           5,844(b)             $290,505
Ceradyne                                               2,597(b)              177,661
EDO                                                    3,183                 184,614
Innovative Solutions & Support                         1,860(b)               40,213
                                                                     ---------------
Total                                                                        692,993
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
Atlas Air Worldwide Holdings                             945(b)               55,368
Park-Ohio Holdings                                     6,076(b)              145,034
                                                                     ---------------
Total                                                                        200,402
------------------------------------------------------------------------------------

AIRLINES (2.5%)
Alaska Air Group                                      11,296(b)              286,918
Continental Airlines Cl B                             18,965(b)              651,448
Copa Holdings Cl A                                     1,965(c)               74,297
Midwest Air Group                                      9,530(b)              154,577
Pinnacle Airlines                                     10,347(b)              163,896
SkyWest                                               11,783                 321,558
UAL                                                    6,766(b)              324,091
US Airways Group                                      12,841(b)              355,182
                                                                     ---------------
Total                                                                      2,331,967
------------------------------------------------------------------------------------

AUTO COMPONENTS (4.0%)
Aftermarket Technology                                 7,472(b)              257,933
American Axle & Mfg Holdings                           5,864                 161,025
Amerigon                                              10,957(b)              215,195
ArvinMeritor                                          10,857                 161,009
BorgWarner                                             5,875                 621,047
Cooper Tire & Rubber                                  15,387                 342,822
Goodyear Tire & Rubber                                19,780(b,d)            596,368
Hayes Lemmerz Intl                                     8,062(b)               37,488
Lear                                                   2,665(b)               94,687
Modine Mfg                                             7,571                 176,101
Spartan Motors                                         9,425(d)              132,327
Standard Motor Products                               12,908                 107,911
Tenneco                                                3,143(b)               96,207

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)
AUTO COMPONENTS (CONT.)
TRW Automotive Holdings                               20,388(b)             $605,321
Visteon                                               15,289(b)               97,085
                                                                     ---------------
Total                                                                      3,702,526
------------------------------------------------------------------------------------

BEVERAGES (0.2%)
Hansen Natural                                         2,114(b)              143,752
------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.9%)
ArQule                                                 9,238(b)               72,518
BioMarin Pharmaceutical                                1,879(b)               52,105
Cepheid                                                4,237(b)              109,654
CytRx                                                  8,114(b)               30,671
Immunomedics                                          28,948(b)               66,580
LifeCell                                               2,254(b)               99,311
Myriad Genetics                                        2,738(b)              151,576
Seattle Genetics                                      25,360(b)              304,573
                                                                     ---------------
Total                                                                        886,988
------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.5%)
Apogee Enterprises                                     5,744                 135,156
Armstrong World Inds                                   2,606(b)              106,872
Builders FirstSource                                   6,596(b)               47,821
Lennox Intl                                            5,597                 199,813
Owens Corning                                         16,253(b)              375,607
Universal Forest Products                              2,365                  84,691
USG                                                   11,173(b)              444,127
                                                                     ---------------
Total                                                                      1,394,087
------------------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
American Capital Strategies                              824                  35,770
Eaton Vance                                            8,865                 443,516
Epoch Holding                                          2,824                  39,649
Knight Capital Group Cl A                             23,225(b)              311,447
Raymond James Financial                                7,599                 283,063
SWS Group                                              6,798                 129,094
                                                                     ---------------
Total                                                                      1,242,539
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

CHEMICALS (4.8%)
Ashland                                               12,069                $708,692
Celanese Series A                                      6,839                 286,964
CF Inds Holdings                                       4,694                 412,603
Eastman Chemical                                      12,523                 833,907
Flotek Inds                                            5,744(b)              291,795
Georgia Gulf                                           5,521                  66,804
Innospec                                               4,751(c)              101,149
Olin                                                  16,530                 376,553
PolyOne                                               16,276(b)              130,045
Terra Inds                                            14,219(b)              524,539
Westlake Chemical                                      9,437                 231,584
WR Grace & Co                                         17,240(b)              510,304
                                                                     ---------------
Total                                                                      4,474,939
------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.9%)
First BanCorp                                         14,218(c)              124,976
First Citizens BancShares Cl A                           437                  71,157
UMB Financial                                          9,625                 404,249
W Holding                                            134,945(c)              283,385
                                                                     ---------------
Total                                                                        883,767
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
ABM Inds                                               8,805                 207,093
Deluxe                                                 2,814                 113,517
Labor Ready                                            3,843(b)               67,560
M&F Worldwide                                          2,039(b)              106,986
TeleTech Holdings                                      2,817(b)               70,228
                                                                     ---------------
Total                                                                        565,384
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.5%)
ADC Telecommunications                                 9,510(b)              177,837
Blue Coat Systems                                      6,356(b)              257,990
Ciena                                                  3,940(b)              188,568
CommScope                                              6,319(b)              298,067
Dycom Inds                                             6,131(b)              173,201
Loral Space & Communications                           1,967(b)               79,427
Sirenza Microdevices                                  11,166(b)              184,686
Sonus Networks                                        10,304(b)               71,098
                                                                     ---------------
Total                                                                      1,430,874
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

COMPUTERS & PERIPHERALS (2.3%)
Adaptec                                               17,369(b)              $61,313
Imation                                                2,765                  61,604
Immersion                                              8,418(b)              136,287
Lexmark Intl Cl A                                      6,862(b)              288,135
Novatel Wireless                                       8,667(b)              225,342
Palm                                                   8,323                  75,073
Stratasys                                              8,467(b)              220,396
Western Digital                                       41,979(b)            1,088,097
                                                                     ---------------
Total                                                                      2,156,247
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.3%)
Jacobs Engineering Group                               2,536(b)              221,012
Michael Baker                                          3,765(b)              198,754
Perini                                                 4,007(b)              229,801
Quanta Services                                        8,578(b)              283,074
Shaw Group                                             4,117(b)              307,129
                                                                     ---------------
Total                                                                      1,239,770
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Martin Marietta Materials                              1,261                 163,110
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.6%)
First Marblehead                                      13,472                 523,118
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.7%)
Owens-Illinois                                        11,228(b)              498,748
Rock-Tenn Cl A                                         2,329                  67,914
Silgan Holdings                                        2,383                 130,040
                                                                     ---------------
Total                                                                        696,702
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
Career Education                                       7,033(b)              251,360
ITT Educational Services                               1,438(b)              182,899
Service Corp Intl                                      8,741                 126,482
                                                                     ---------------
Total                                                                        560,741
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
CenturyTel                                             1,214                  53,477
Cogent Communications Group                            5,845(b)              161,790
Golden Telecom                                         4,238(c)              438,420
Premiere Global Services                              11,781(b)              194,151
                                                                     ---------------
Total                                                                        847,838
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
Central Vermont Public Service                         4,554                 144,726
Portland General Electric                              2,215                  62,352
Reliant Energy                                        10,718(b)              294,960
                                                                     ---------------
Total                                                                        502,038
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.0%)
AZZ                                                    7,678(b)              261,820
Baldor Electric                                        3,847                 155,111
Belden                                                 2,563                 149,346
Encore Wire                                            4,299                  90,279
General Cable                                          5,359(b)              385,794
GrafTech Intl                                         13,541(b)              255,925
II-VI                                                  2,258(b)               78,443
SunPower Cl A                                          2,436(b)              308,057
Woodward Governor                                      2,392                 160,264
                                                                     ---------------
Total                                                                      1,845,039
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.0%)
Agilysys                                               1,091                 $18,874
Arrow Electronics                                     22,475(b)              898,552
Avnet                                                 18,462(b)              770,235
Benchmark Electronics                                  9,918(b)              203,418
FARO Technologies                                      4,475(b)              128,701
FLIR Systems                                           1,455(b)              100,962
Ingram Micro Cl A                                     35,113(b)              745,800
Itron                                                  1,728(b)              185,743
Mettler Toledo Intl                                    1,061(b)              112,837
Plexus                                                 5,898(b)              152,168
SYNNEX                                                12,111(b)              270,923
Trimble Navigation                                     3,493(b)              145,658
                                                                     ---------------
Total                                                                      3,733,871
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.2%)
Dawson Geophysical                                     1,574(b)              125,621
Dresser-Rand Group                                     5,475(b)              211,883
Global Inds                                            7,229(b)              177,978
Grey Wolf                                             40,948(b)              230,537
GulfMark Offshore                                      2,088(b)               97,259
Helmerich & Payne                                     18,863                 596,448
Matrix Service                                         5,063(b)              149,308
Oil States Intl                                        3,933(b)              169,866
Parker Drilling                                       16,887(b)              142,526
Patterson-UTI Energy                                  34,712                 692,157
Pioneer Drilling                                       8,358(b)              101,800
SEACOR Holdings                                        2,219(b)              203,371
Tidewater                                              6,173                 337,478
Trico Marine Services                                  1,637(b)               53,121
Unit                                                  10,401(b)              496,856
Willbros Group                                         4,454(b,c)            170,455
                                                                     ---------------
Total                                                                      3,956,664
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.0%)
BJ's Wholesale Club                                    7,395(b)              265,332
Great Atlantic & Pacific Tea                           5,721(b)              185,189
Ingles Markets Cl A                                    4,866                 135,032
Nash Finch                                             6,884                 257,806
Rite Aid                                              58,957(b)              230,522
Ruddick                                                4,452                 151,368
SUPERVALU                                             10,466                 405,557
Weis Markets                                           3,545                 155,590
Winn-Dixie Stores                                      4,640(b)              109,690
                                                                     ---------------
Total                                                                      1,896,086
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.9%)
Cal-Maine Foods                                        7,002                 167,628
Darling Intl                                          24,692(b)              248,402
Fresh Del Monte Produce                                4,883(c)              177,155
Green Mountain Coffee Roasters                         3,722(b)              138,831
Imperial Sugar                                         2,454                  63,289
Pilgrim's Pride                                        1,572                  46,688
Sanderson Farms                                        6,016                 209,357
Seaboard                                                 375                 612,000
Smithfield Foods                                       4,435(b)              127,151
                                                                     ---------------
Total                                                                      1,790,501
------------------------------------------------------------------------------------

GAS UTILITIES (0.5%)
Nicor                                                 10,078                 436,075
ONEOK                                                  1,160                  57,930
                                                                     ---------------
Total                                                                        494,005
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Hologic                                                7,832(b)             $532,028
Intuitive Surgical                                     3,355(b)            1,096,649
Meridian Bioscience                                    5,677                 187,852
NuVasive                                               1,218(b)               52,118
Regeneration Technologies                             15,630(b)              165,834
Sonic Innovations                                     27,111(b)              278,701
                                                                     ---------------
Total                                                                      2,313,182
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.1%)
Air Methods                                            3,512(b)              189,543
American Dental Partners                               4,037(b)              100,077
AMERIGROUP                                            12,638(b)              442,330
Apria Healthcare Group                                 6,854(b)              165,661
Chemed                                                 5,973                 342,372
CorVel                                                 6,283(b)              167,002
CryoLife                                               5,078(b)               34,277
Emeritus                                               2,266(b)               74,778
HealthSpring                                           2,921(b)               61,341
HMS Holdings                                           2,841(b)               80,883
Kindred Healthcare                                    15,719(b)              333,872
LHC Group                                              6,038(b)              138,753
Magellan Health Services                               3,499(b)              147,308
Molina Healthcare                                     11,779(b)              448,897
Sunrise Senior Living                                  2,200(b)               81,400
WellCare Health Plans                                  4,219(b)              102,058
                                                                     ---------------
Total                                                                      2,910,552
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.2%)
Emageon                                               23,357(b)              189,192
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Jack in the Box                                        3,306(b)              103,709
Penn Natl Gaming                                       2,683(b)              165,675
Premier Exhibitions                                   13,453(b)              149,194
Vail Resorts                                           3,840(b)              233,050
                                                                     ---------------
Total                                                                        651,628
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (3.4%)
American Greetings Cl A                                7,207                 189,832
Avatar Holdings                                        3,573(b)              166,323
Beazer Homes USA                                       9,284                 104,259
Brookfield Homes                                       5,323                  80,005
Champion Enterprises                                   9,855(b)              116,880
Hooker Furniture                                       6,741                 145,201
Hovnanian Enterprises Cl A                             5,580(b)               63,445
KB HOME                                                8,683                 239,998
Libbey                                                 4,210                  75,738
MDC Holdings                                           6,096                 246,949
Meritage Homes                                         6,650(b)              106,999
NVR                                                    1,287(b)              612,290
Ryland Group                                           9,983                 283,817
Standard-Pacific                                      13,759(d)               66,043
Toll Brothers                                         21,328(b)              488,624
Tupperware Brands                                      6,338                 228,802
                                                                     ---------------
Total                                                                      3,215,205
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.1%)
Energizer Holdings                                     1,284(b)              133,921
------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Dynegy Cl A                                           13,149(b)              121,102
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

INSURANCE (8.1%)
American Financial Group                              15,981                $477,832
Arch Capital Group                                     9,623(b,c)            719,512
Aspen Insurance Holdings                              20,926(c)              572,535
Axis Capital Holdings                                 20,943(c)              832,276
Commerce Group                                         1,429                  52,144
Conseco                                               22,110(b)              349,117
Fidelity Natl Financial Cl A                          48,429                 745,322
First American                                        19,062                 573,766
Hanover Insurance Group                                4,833                 222,656
LandAmerica Financial Group                            4,604                 127,945
Natl Western Life Insurance Cl A                         367                  79,742
Odyssey Re Holdings                                   11,954                 444,450
Old Republic Intl                                     22,863                 350,490
PartnerRe                                              8,247(c)              686,563
Reinsurance Group of America                           4,828                 275,824
RenaissanceRe Holdings                                11,500(c)              670,910
Transatlantic Holdings                                 4,972                 370,563
                                                                     ---------------
Total                                                                      7,551,647
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.7%)
1-800-FLOWERS.com Cl A                                21,152(b)              253,612
Blue Nile                                              3,193(b)              252,375
Priceline.com                                          1,490(b)              138,719
                                                                     ---------------
Total                                                                        644,706
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.1%)
Chordiant Software                                    12,282(b)              176,738
CMGI                                                  59,389(b)               83,738
DealerTrack Holdings                                   4,514(b)              221,592
EarthLink                                             13,741(b)              108,691
On2 Technologies                                      76,615(b)               87,341
RealNetworks                                          46,107(b)              334,738
ValueClick                                             1,470(b)               39,969
                                                                     ---------------
Total                                                                      1,052,807
------------------------------------------------------------------------------------

IT SERVICES (0.8%)
Gartner                                                4,769(b)              104,441
MAXIMUS                                                2,860                 137,051
MoneyGram Intl                                         1,947                  31,055
SAIC                                                  25,200(b)              496,692
                                                                     ---------------
Total                                                                        769,239
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.9%)
Brunswick                                             20,891                 466,078
Hasbro                                                 2,393                  71,431
JAKKS Pacific                                         10,213(b)              270,645
Polaris Inds                                             397                  19,524
                                                                     ---------------
Total                                                                        827,678
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.7%)
eResearch Technology                                  19,360(b)              214,896
PAREXEL Intl                                           9,422(b)              433,412
                                                                     ---------------
Total                                                                        648,308
------------------------------------------------------------------------------------

MACHINERY (4.8%)
AGCO                                                   4,691(b)              279,959
Astec Inds                                             2,497(b)              113,164
Barnes Group                                           9,712                 356,722
Briggs & Stratton                                      1,955                  44,007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)
MACHINERY (CONT.)
Cascade                                                3,515                $221,375
Flowserve                                              2,367                 186,898
FreightCar America                                     3,790                 163,728
Hardinge                                               5,547                 179,335
Harsco                                                 1,617                  98,023
Hurco Companies                                        4,833(b)              275,964
Kennametal                                             1,125                 102,611
LB Foster Cl A                                         4,418(b)              190,195
Manitowoc                                              8,374                 412,502
Middleby                                                 580(b)               37,799
Mueller Inds                                           9,360                 336,586
NACCO Inds Cl A                                          640                  66,298
Sun Hydraulics                                         4,776                 171,888
Terex                                                  2,939(b)              218,133
Timken                                                16,397                 545,363
Titan Intl                                             6,476                 195,964
Twin Disc                                              2,113                 139,606
Valmont Inds                                           1,956                 187,228
                                                                     ---------------
Total                                                                      4,523,348
------------------------------------------------------------------------------------

MARINE (1.2%)
Genco Shipping & Trading                               6,958                 500,211
TBS Intl Series A                                      9,788(b,c)            615,078
                                                                     ---------------
Total                                                                      1,115,289
------------------------------------------------------------------------------------

MEDIA (1.0%)
Crown Media Holdings Cl A                             15,287(b,d)            120,462
DG FastChannel                                         6,985(b)              171,760
Discovery Holding Cl A                                 5,913(b)              168,580
Gemstar-TV Guide Intl                                 20,068(b)              138,269
Interactive Data                                       3,864                 124,189
LIN TV Cl A                                            5,098(b)               74,278
Nexstar Broadcasting Group Cl A                       11,293(b)              106,493
Sinclair Broadcast Group Cl A                          3,155                  37,986
                                                                     ---------------
Total                                                                        942,017
------------------------------------------------------------------------------------

METALS & MINING (3.9%)
AK Steel Holding                                       7,011(b)              351,461
Century Aluminum                                       2,649(b)              154,145
Cleveland-Cliffs                                       7,250                 693,463
Commercial Metals                                     26,726                 838,662
Haynes Intl                                            2,090(b)              182,917
Kaiser Aluminum                                        1,219                  92,376
Metal Management                                       3,848                 202,289
Quanex                                                 8,245                 339,612
Reliance Steel & Aluminum                              6,068                 354,068
Schnitzer Steel Inds Cl A                              3,863                 255,228
Worthington Inds                                       7,301                 182,525
                                                                     ---------------
Total                                                                      3,646,746
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Big Lots                                               3,951(b)               94,745
Bon-Ton Stores                                         5,136                  90,907
Dillard's Cl A                                        18,121                 417,327
Dollar Tree Stores                                     4,136(b)              158,409
                                                                     ---------------
Total                                                                        761,388
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
Integrys Energy Group                                  4,831                 259,956
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

OIL, GAS & CONSUMABLE FUELS (5.5%)
Alon USA Energy                                        3,183                $117,039
Atlas America                                          2,802                 161,675
Cimarex Energy                                        16,013(d)              648,686
Delek US Holdings                                      4,507                 108,123
Forest Oil                                             1,844(b)               89,600
Frontier Oil                                          12,728                 582,815
Frontline                                              8,469(c)              384,493
General Maritime                                       4,668                 131,544
Holly                                                  3,615                 227,022
Overseas Shipholding Group                             7,359                 547,510
Pogo Producing                                         8,187                 487,618
Ship Finance Intl                                      1,382(c)               37,839
St. Mary Land & Exploration                            5,225                 221,331
Stone Energy                                           3,656(b,d)            162,984
Swift Energy                                           5,180(b)              245,687
Teekay                                                 1,570(c)               87,842
Tesoro                                                 1,929                 116,762
USEC                                                  21,744(b)              191,347
W&T Offshore                                           7,186                 192,729
Western Refining                                       7,450                 273,266
Whiting Petroleum                                      2,778(b)              150,179
                                                                     ---------------
Total                                                                      5,166,091
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies                                   4,153(b)               74,422
Domtar                                                14,792(b,c)            126,915
Louisiana-Pacific                                     11,625                 191,348
Schweitzer-Mauduit Intl                                2,699                  75,626
                                                                     ---------------
Total                                                                        468,311
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Chattem                                                1,745(b)              129,653
Elizabeth Arden                                        4,305(b)              107,195
                                                                     ---------------
Total                                                                        236,848
------------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Beijing Med-Pharm                                     12,061(b)              149,315
Discovery Laboratories                                29,415(b)               73,243
Javelin Pharmaceuticals                               13,895(b)               73,505
King Pharmaceuticals                                  24,950(b)              264,470
Par Pharmaceutical Companies                           4,877(b)               89,932
ViroPharma                                            10,447(b)               89,949
XenoPort                                               2,800(b)              137,424
                                                                     ---------------
Total                                                                        877,838
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Digital Realty Trust                                   7,427                 326,714
------------------------------------------------------------------------------------

ROAD & RAIL (2.5%)
Arkansas Best                                         11,748                 322,483
Avis Budget Group                                      3,605(b)               75,236
Con-way                                               11,299                 481,450
Kansas City Southern                                   2,831(b)              109,531
Ryder System                                           7,805                 373,469
Werner Enterprises                                    23,884                 454,274
YRC Worldwide                                         21,070(b)              517,901
                                                                     ---------------
Total                                                                      2,334,344
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
Amkor Technology                                      18,620(b)             $210,965
Atheros Communications                                 5,668(b)              198,947
Cree                                                   3,005(b)               84,140
Monolithic Power Systems                              14,117(b)              309,586
NetLogic Microsystems                                  5,821(b)              193,257
OmniVision Technologies                               14,082(b)              311,916
Ultra Clean Holdings                                   4,641(b)               59,590
Varian Semiconductor Equipment Associates              4,365(b)              200,877
                                                                     ---------------
Total                                                                      1,569,278
------------------------------------------------------------------------------------

SOFTWARE (2.0%)
Compuware                                              7,451(b)               74,510
Concur Technologies                                    6,306(b)              227,268
EPIQ Systems                                          10,869(b)              210,750
FalconStor Software                                   13,316(b)              186,823
NAVTEQ                                                 1,871(b)              144,441
Nuance Communications                                 12,137(b)              268,349
SPSS                                                   4,253(b)              161,614
Taleo Cl A                                            10,391(b)              290,428
VASCO Data Security Intl                              11,668(b)              308,503
                                                                     ---------------
Total                                                                      1,872,686
------------------------------------------------------------------------------------

SPECIALTY RETAIL (5.1%)
Asbury Automotive Group                                7,026                 128,787
AutoNation                                            23,236(b)              411,045
Barnes & Noble                                        14,587                 563,641
Blockbuster Cl A                                      61,392(b)              322,922
Borders Group                                          7,251                 111,810
Cato Cl A                                             11,296                 226,824
Conn's                                                 7,739(b)              197,886
Foot Locker                                           34,650                 515,939
GameStop Cl A                                          2,498(b)              147,932
Gander Mountain                                       14,388(b)               73,379

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)
SPECIALTY RETAIL (CONT.)
Genesco                                                1,948(b)              $89,998
Group 1 Automotive                                     2,962                  91,970
GUESS?                                                 5,682                 291,998
Jos A Bank Clothiers                                   3,270(b)               95,517
Pacific Sunwear of California                          4,294(b)               71,796
RadioShack                                            13,994                 288,556
Rent-A-Center                                          7,914(b)              126,624
Sonic Automotive Cl A                                  8,936                 225,723
Stage Stores                                           9,845                 184,692
Talbots                                                5,499                  80,890
Tiffany & Co                                           5,358                 290,296
Urban Outfitters                                       1,631(b)               41,215
Zale                                                   7,548(b)              159,112
                                                                     ---------------
Total                                                                      4,738,552
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.0%)
crocs                                                  2,080(b)              155,480
Deckers Outdoor                                        2,762(b)              386,099
Hanesbrands                                            8,240(b)              255,770
Jones Apparel Group                                   18,856                 394,844
Liz Claiborne                                         10,419                 296,629
Perry Ellis Intl                                       4,574(b,d)            106,117
Timberland Cl A                                       10,954(b)              213,713
Warnaco Group                                          1,537(b)               62,541
                                                                     ---------------
Total                                                                      1,871,193
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.1%)
Corus Bankshares                                      28,181                 310,555
Fremont General                                       31,501                  87,258
PMI Group                                             30,283                 485,436
Radian Group                                          12,971                 163,305
                                                                     ---------------
Total                                                                      1,046,554
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

TOBACCO (0.3%)
Alliance One Intl                                     17,119(b)             $111,787
Universal                                              2,670                 130,136
                                                                     ---------------
Total                                                                        241,923
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Kaman                                                  4,118                 155,289
MSC Industrial Direct Cl A                             2,487                 121,142
Rush Enterprises Cl A                                  8,430(b)              142,889
WESCO Intl                                             2,142(b)               99,924
                                                                     ---------------
Total                                                                        519,244
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
Centennial Communications                             11,039(b)              113,039
Leap Wireless Intl                                     5,670(b)              404,328
USA Mobility                                           1,134(b)               17,736
                                                                     ---------------
Total                                                                        535,103
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $97,194,777)                                                      $92,438,538
------------------------------------------------------------------------------------

MONEY MARKET FUND (3.7%)
                                                  SHARES                    VALUE(a)
RiverSource Short-Term Cash Fund                   3,450,188(e)           $3,450,188
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $3,450,188)                                                        $3,450,188
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $100,644,965)(f)                                                  $95,888,726
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2007, the value of foreign securities represented 6.5% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
E-Mini S&P MidCap 400 Index, Dec. 2007                                   4
Mini Russell 2000 Index, Dec. 2007                                       9

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $100,645,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $7,529,000
Unrealized depreciation                                               (12,285,000)
---------------------------------------------------------------------------------
Net unrealized depreciation                                           $(4,756,000)
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 4 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 5 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Dimensions Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 27, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date December 27, 2007